Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of contingent liabilities [line items]
Capital commitments	₨ 9,416	₨ 8,719
Financial guarantee amount	13,358	13,110
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	104,613	99,431
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 20,733	₨ 19,292